March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2035 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 64.3%
iShares Core MSCI Total International Stock ETF(b)	29,444,905	$ 2,055,548,818
iShares Enhanced Roll Yield Index Fund	102,700	1,093,755
iShares FTSE NAREIT All Equity REITs Index Fund	30,680,762	296,376,161
iShares Global Infrastructure ETF	3,434,182	187,746,730
Large Cap Index Master Portfolio	$3,930,580,217	3,930,580,217
Master Small Cap Index Series	$139,636,852	139,636,852
		6,610,982,533
Fixed-Income Funds — 35.4%
iShares 0-5 Year TIPS Bond ETF(b)	624,150	64,580,800
iShares U.S. Intermediate Credit Bond Index Fund	81,294,278	816,194,554
iShares U.S. Intermediate Government Bond Index Fund	82,118,002	813,789,400
iShares U.S. Long Credit Bond Index Fund	44,666,488	403,785,051
iShares U.S. Long Government Bond Index Fund	72,170,191	574,474,721
iShares U.S. Securitized Bond Index Fund	102,111,608	968,018,047
		3,640,842,573

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	1,655,736	$ 1,656,563
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	21,285,820	21,285,820
		22,942,383
Total Investments — 99.9% (Cost: $8,058,479,895)		10,274,767,489
Other Assets Less Liabilities — 0.1%		13,764,093
Net Assets — 100.0%		$ 10,288,531,582

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,277,038	$ —	$ (1,620,325)(a)	$ (471)	$ 321	$ 1,656,563	1,655,736	$ 7,553 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	21,285,820 (a)	—	—	—	21,285,820	21,285,820	218,896	—
iShares 0-5 Year TIPS Bond ETF	63,190,482	619,724	(1,036,516)	14,161	1,792,949	64,580,800	624,150	91,005	—
iShares Core MSCI Total International Stock ETF	2,100,578,820	19,113,421	(179,302,215)	2,423,677	112,735,115	2,055,548,818	29,444,905	—	—
iShares Enhanced Roll Yield Index Fund	1,014,142	10,521	(3,649)	136	72,605	1,093,755	102,700	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	288,076,659	2,824,551	(2,518,598)	(177,861)	8,171,410	296,376,161	30,680,762	—	—
iShares Global Infrastructure ETF	178,542,245	1,637,565	(651,150)	(22,392)	8,240,462	187,746,730	3,434,182	—	—
iShares TIPS Bond ETF(c)	99,549,772	—	(99,691,069)	525,247	(383,950)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	631,144,171	179,086,003	(2,543,526)	(38,890)	8,546,796	816,194,554	81,294,278	7,879,502	—
iShares U.S. Intermediate Government Bond Index Fund	810,810,283	34,673,504	(45,403,009)	(461,901)	14,170,523	813,789,400	82,118,002	6,659,913	—
iShares U.S. Long Credit Bond Index Fund	436,714,094	9,895,710	(47,712,179)	(6,122,778)	11,010,204	403,785,051	44,666,488	5,890,593	—
iShares U.S. Long Government Bond Index Fund	545,252,955	16,881,627	(7,801,628)	(1,972,644)	22,114,411	574,474,721	72,170,191	5,801,382	—
iShares U.S. Securitized Bond Index Fund	933,587,257	18,835,577	(3,368,256)	(243,370)	19,206,839	968,018,047	102,111,608	9,034,386	—

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,835,705,617	$ 284,262,155 (a)(d)	$ —	$ (815,496)	$ (188,572,059)	$ 3,930,580,217	$3,930,580,217	$ 12,076,558	$ —
Master Small Cap Index Series	153,084,904	1,141,261 (a)(d)	—	490,942	(15,080,255)	139,636,852	$139,636,852	95,380	—
				$ (6,401,640)	$ 2,025,371	$ 10,274,767,489		$ 47,755,168	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,540,765,464	$ —	$ —	$ 2,540,765,464
Fixed-Income Funds	3,640,842,573	—	—	3,640,842,573
Money Market Funds	22,942,383	—	—	22,942,383
	$6,204,550,420	$—	$—	6,204,550,420
Investments Valued at NAV(a)				4,070,217,069
				$ 10,274,767,489

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments